Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Invitation Homes Inc.
Entity Central Index Key	0001687229
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun. 30, 2017
Amendment Flag	false